8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Details) - Subordinated Debt	12 Months Ended
Dec. 31, 2015 USD ($)
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 36,004,009
Based on Maturity Date | 2016
Amount Maturing or Redeemable at Option of Holder	6,491,917
Based on Maturity Date | 2017
Amount Maturing or Redeemable at Option of Holder	7,703,476
Based on Maturity Date | 2018
Amount Maturing or Redeemable at Option of Holder	8,977,753
Based on Maturity Date | 2019
Amount Maturing or Redeemable at Option of Holder	12,830,863
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	36,004,009
Based on Interest Adjustment Period | 2016
Amount Maturing or Redeemable at Option of Holder	21,964,100
Based on Interest Adjustment Period | 2017
Amount Maturing or Redeemable at Option of Holder	8,939,116
Based on Interest Adjustment Period | 2018
Amount Maturing or Redeemable at Option of Holder	2,093,520
Based on Interest Adjustment Period | 2019
Amount Maturing or Redeemable at Option of Holder	$ 3,007,273